Common Stock (FY) (Details)					9 Months Ended	12 Months Ended
	Apr. 05, 2021 USD ($) shares	Jan. 08, 2021 USD ($) shares	Jul. 21, 2020 USD ($) shares	Jul. 21, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) Vote $ / shares shares	Apr. 28, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Common Stock [Abstract]
Common stock, shares authorized | shares					850,000,000	98,960,064		98,960,064		98,960,064
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Dividends | $					$ 0	$ 0
Number of votes entitled to each share of common stock | Vote						1
Common stock, shares issued | shares					84,944,145			66,155,340	9,162,976	63,633,981
Sale of stock, price per share | $ / shares									$ 3.27
Common stock, value, issued | $					$ 8,000			$ 1,000	$ 30,000,024	$ 1,000
Treasury stock, shares, acquired | shares	717,460	148,440	9,896,666	9,896,666
Treasury stock, value | $	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0		$ 0